Other Receivables	3 Months Ended
Sep. 30, 2023
Other Receivables [Abstract]
Other receivables

Note 8. Other receivables

Non-current

	As of September 30, 2023	As of June 30, 2023
Receivables with shareholders (i)	9,110,507	8,763,027
Total Other receivables	$9,110,507	$8,763,027

(i)	Moolec Science Limited issued an aggregate number of Moolec Science Limited ordinary shares equal to 2,354,069 (or 1,500,000 of Moolec Science SA shares after the transaction) to current individual shareholders of Bioceres S.A., and Bioceres Group PLC, (“New shareholders”) Moolec and the new shareholders entered into a subscription agreement (the “shareholders’ subscription agreement”) prior to the transaction pursuant to which Moolec Science Limited agreed to issue 2,354,069 of Moolec Science Limited ordinary shares. The subscription agreement was dated December 22, 2022. The new shareholders agreed to pay an aggregate purchase price of $15,000,000 within 5 years from the date of such subscription agreement. Such shareholders’ subscription agreement accrues an internal rate of return of 13.20%.